Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
FIRST QUARTER REPORT
June 30, 2025 (Unaudited)
.

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds   96.7%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 2.3%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
96,000 98,760
TransDigm , Inc.
4.625%, 01/15/29 253,000 248,182
4.875%, 05/01/29 767,000 752,925
6.375%, 03/01/29
(a)
964,000 991,288
6.750%, 08/15/28
(a)
192,000 196,096
Total 2,287,251
Airlines 1.7%
Air Canada
3.875%, 08/15/26
(a)
200,000 198,052
American Airlines, Inc.
8.500%, 05/15/29
(a)
526,000 551,153
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
33,000 32,993
5.750%, 04/20/29
(a)
332,000 332,775
United Airlines, Inc.
4.375%, 04/15/26
(a)
200,000 198,578
4.625%, 04/15/29
(a)
416,000 403,917
Total 1,717,468
Automotive 2.0%
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
341,000 350,053
6.750%, 02/15/30
(a)
288,000 299,474
IHO Verwaltungs GMBH
6.375%, 05/15/29
(a),(b)
554,000 554,475
ZF North America Capital, Inc.
6.750%, 04/23/30
(a)
260,000 250,362
6.875%, 04/14/28
(a)
599,000 600,318
Total 2,054,682
Brokerage/Asset Managers/Exchanges 0.5%
AG Issuer LLC
6.250%, 03/01/28
(a)
243,000 243,598
AG TTMT Escrow Issuer LLC
8.625%, 09/30/27
(a)
78,000 80,815
Aretec Group, Inc.
7.500%, 04/01/29
(a)
148,000 149,773
Total 474,186
Building Materials 2.7%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
320,000 303,174
4.000%, 01/15/28
(a)
203,000 198,531
Interface, Inc.
5.500%, 12/01/28
(a)
354,000 348,631
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
747,000 743,570
Standard Industries, Inc.
4.750%, 01/15/28
(a)
498,000 492,764
5.000%, 02/15/27
(a)
296,000 295,107
White Cap Buyer LLC
6.875%, 10/15/28
(a)
351,000 350,392
Total 2,732,169
Cable and Satellite 4.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(a)
997,000 987,895
5.125%, 05/01/27
(a)
200,000 199,317
5.375%, 06/01/29
(a)
506,000 504,072
DISH Network Corp.
11.750%, 11/15/27
(a)
958,000 986,352
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
EchoStar Corp.
Series ., 10.750%, 11/30/29 167,844 172,559
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
517,000 496,512
5.000%, 08/01/27
(a)
396,000 392,624
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
407,000 400,281
Ziggo BV
4.875%, 01/15/30
(a)
325,000 303,550
Total 4,443,162
Chemicals 3.9%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/27
(a)
148,000 147,036
Celanese US Holdings LLC
6.500%, 04/15/30 341,000 348,870
Element Solutions, Inc.
3.875%, 09/01/28
(a)
155,000 149,947
HB Fuller Co.
4.250%, 10/15/28 416,000 402,452
INEOS Finance PLC
6.750%, 05/15/28
(a)
305,000 302,800
7.500%, 04/15/29
(a)
250,000 250,726
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
497,000 503,434
Ingevity Corp.
3.875%, 11/01/28
(a)
317,000 302,072
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
419,000 398,772
9.750%, 11/15/28
(a)
374,000 393,802
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 72,730
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
346,000 343,341
5.625%, 08/15/29
(a)
333,000 301,457
Total 3,917,439
Construction Machinery 2.2%
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
393,000 392,842
6.625%, 06/15/29
(a)
524,000 537,897
7.000%, 06/15/30
(a)
532,000 557,002
RB Global Holdings, Inc.
6.750%, 03/15/28
(a)
673,000 690,552
Total 2,178,293
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
156,000 151,340
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
685,000 655,755
ASGN, Inc.
4.625%, 05/15/28
(a)
652,000 636,174
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
420,000 409,640
5.625%, 02/15/29
(a)
394,000 391,007
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
292,000 292,669
Total 2,536,585
Consumer Products 1.4%
Acushnet Co.
7.375%, 10/15/28
(a)
95,000 99,075

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
352,000 288,660
Newell Brands, Inc.
6.375%, 09/15/27 246,000 249,217
6.625%, 09/15/29 102,000 101,024
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
442,000 438,983
Scotts Miracle- Gro Co. (The)
4.500%, 10/15/29 156,000 150,832
5.250%, 12/15/26 50,000 49,949
Whirlpool Corp.
6.125%, 06/15/30 79,000 79,731
Total 1,457,471
Diversified Manufacturing 2.7%
BWX Technologies, Inc.
4.125%, 06/30/28
(a)
28,000 27,377
Esab Corp.
6.250%, 04/15/29
(a)
194,000 198,699
Gates Corp.
6.875%, 07/01/29
(a)
519,000 538,864
Madison IAQ LLC
5.875%, 06/30/29
(a)
250,000 245,662
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
318,000 300,572
TK Elevator Holdco GmbH
7.625%, 07/15/28
(a)
50,000 50,042
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
640,000 638,378
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
626,000 644,544
7.250%, 06/15/28
(a)
39,000 39,462
Total 2,683,600
Electric 5.4%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 06/15/28
(a)
255,000 244,261
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
1,362,000 1,344,444
NRG Energy, Inc.
3.375%, 02/15/29
(a)
211,000 199,109
5.750%, 01/15/28 125,000 125,637
5.750%, 07/15/29
(a)
333,000 333,423
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
256,000 247,827
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
437,000 418,534
5.000%, 01/31/28
(a)
503,000 497,833
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
307,000 299,143
5.000%, 07/31/27
(a)
344,000 343,513
5.625%, 02/15/27
(a)
125,000 124,955
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/26
(a)
305,000 297,776
4.500%, 09/15/27
(a)
408,000 397,794
7.250%, 01/15/29
(a)
606,000 621,283
Total 5,495,532
Finance Companies 6.3%
GGAM Finance Ltd.
5.875%, 03/15/30
(a)
395,000 397,379
6.875%, 04/15/29
(a)
338,000 349,308
8.000%, 06/15/28
(a)
457,000 483,468
8.000%, 02/15/27
(a)
257,000 265,225
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Navient Corp.
4.875%, 03/15/28 343,000 337,905
5.500%, 03/15/29 100,000 97,963
6.750%, 06/15/26 50,000 50,618
OneMain Finance Corp.
3.500%, 01/15/27 50,000 48,939
3.875%, 09/15/28 452,000 433,075
6.625%, 05/15/29 835,000 858,697
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
452,000 475,301
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
199,000 202,795
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
441,000 430,252
3.625%, 03/01/29
(a)
528,000 501,906
United Wholesale Mortgage LLC
5.500%, 11/15/25
(a)
138,000 137,917
5.500%, 04/15/29
(a)
526,000 511,146
5.750%, 06/15/27
(a)
491,000 489,797
UWM Holdings LLC
6.625%, 02/01/30
(a)
343,000 343,451
Total 6,415,142
Food and Beverage 2.2%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
398,000 397,631
Post Holdings, Inc.
4.625%, 04/15/30
(a)
262,000 252,010
5.500%, 12/15/29
(a)
246,000 245,023
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 04/30/29
(a)
155,000 150,323
6.250%, 04/01/29
(a)
541,000 545,032
US Foods, Inc.
4.750%, 02/15/29
(a)
301,000 296,071
6.875%, 09/15/28
(a)
286,000 295,760
Total 2,181,850
Foreign Government Obligations 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
514,000 498,199
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
250,000 240,510
5.250%, 06/01/27
(a)
50,000 49,740
8.500%, 11/15/28
(a)
150,000 158,422
Total 946,871
Gaming 2.1%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
530,000 505,868
7.000%, 02/15/30
(a)
286,000 296,324
Churchill Downs, Inc.
4.750%, 01/15/28
(a)
200,000 197,439
5.500%, 04/01/27
(a)
297,000 296,412
Light & Wonder International, Inc.
7.000%, 05/15/28
(a)
131,000 131,274
7.250%, 11/15/29
(a)
309,000 318,283
Penn Entertainment, Inc.
4.125%, 07/01/29
(a)
273,000 253,019
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
155,000 149,316
Total 2,147,935
Health Care 6.0%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
722,000 700,085

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
4 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 07/01/28
(a)
266,000 264,337
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
553,000 543,145
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
170,000 177,606
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(a)
298,000 279,564
4.250%, 05/01/28
(a)
124,000 120,286
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
548,000 539,292
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 99,805
6.500%, 05/15/30
(a)
195,000 200,887
Medline Borrower LP
3.875%, 04/01/29
(a)
314,000 301,484
5.250%, 10/01/29
(a)
1,010,000 1,002,222
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
291,000 298,760
Teleflex, Inc.
4.625%, 11/15/27 202,000 199,988
Tenet Healthcare Corp.
4.625%, 06/15/28 248,000 244,784
5.125%, 11/01/27 747,000 745,516
6.125%, 10/01/28 138,000 138,172
6.125%, 06/15/30 249,000 253,322
Total 6,109,255
Home Construction 0.3%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
291,000 294,940
Independent Energy 4.7%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
100,000 100,073
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
523,000 536,153
CNX Resources Corp.
6.000%, 01/15/29
(a)
489,000 490,851
EQT Corp.
4.500%, 01/15/29
(a)
70,000 69,130
6.375%, 04/01/29
(a)
192,000 197,986
7.500%, 06/01/27
(a)
50,000 50,976
Expand Energy Corp.
5.375%, 02/01/29 50,000 50,066
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
508,000 501,504
6.000%, 04/15/30
(a)
270,000 262,977
6.250%, 11/01/28
(a)
400,000 402,053
Matador Resources Co.
6.875%, 04/15/28
(a)
631,000 643,661
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
637,000 639,332
8.000%, 04/15/27
(a)
242,000 247,240
SM Energy Co.
6.500%, 07/15/28 146,000 147,228
6.750%, 08/01/29
(a)
404,000 402,623
Total 4,741,853
Leisure 6.4%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
671,000 651,009
Carnival Corp.
5.750%, 03/01/27
(a)
587,000 591,730
5.750%, 03/15/30
(a)
293,000 298,116
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.000%, 05/01/29
(a)
542,000 547,437
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
742,000 738,893
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
80,000 79,117
5.625%, 03/15/26
(a)
18,000 18,027
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
246,000 246,350
5.875%, 02/15/27
(a)
391,000 392,256
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26
(a)
100,000 99,503
5.500%, 08/31/26
(a)
100,000 100,348
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
298,000 297,308
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum
Management Corp.
5.250%, 07/15/29 403,000 394,718
5.375%, 04/15/27 297,000 296,217
6.500%, 10/01/28 488,000 492,851
Vail Resorts, Inc.
5.625%, 07/15/30
(a)(c)
218,000 218,818
Viking Cruises Ltd.
5.875%, 09/15/27
(a)
492,000 491,732
7.000%, 02/15/29
(a)
533,000 537,541
Total 6,491,971
Lodging 0.8%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
5.000%, 06/01/29
(a)
318,000 305,717
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29
(a)
156,000 149,836
4.750%, 01/15/28 356,000 347,928
Total 803,481
Media and Entertainment 2.2%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
200,000 197,684
7.875%, 04/01/30
(a)
175,000 180,618
9.000%, 09/15/28
(a)
373,000 390,844
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
346,000 347,299
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
414,000 396,503
4.625%, 03/15/30
(a)
157,000 150,058
5.000%, 08/15/27
(a)
297,000 295,016
Univision Communications, Inc.
6.625%, 06/01/27
(a)
58,000 57,859
8.000%, 08/15/28
(a)
194,000 196,880
Total 2,212,761
Metals and Mining 2.7%
Constellium SE
3.750%, 04/15/29
(a)
535,000 502,779
5.625%, 06/15/28
(a)
346,000 343,461
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
498,000 495,098
6.125%, 04/01/29
(a)
393,000 398,477
Kaiser Aluminum Corp.
4.625%, 03/01/28
(a)
405,000 396,872
Novelis Corp.
3.250%, 11/15/26
(a)
50,000 49,182
4.750%, 01/30/30
(a)
137,000 131,327

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.875%, 01/30/30
(a)
397,000 410,488
Total 2,727,684
Midstream 5.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.500%, 06/01/30
(a)
247,000 255,990
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
353,000 350,554
5.750%, 01/15/28
(a)
342,000 341,322
5.750%, 03/01/27
(a)
100,000 99,916
CNX Midstream Partners LP
4.750%, 04/15/30
(a)
531,000 502,509
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
613,000 636,474
DT Midstream, Inc.
4.125%, 06/15/29
(a)
154,000 148,841
Hess Midstream Operations LP
5.875%, 03/01/28
(a)
19,000 19,282
6.500%, 06/01/29
(a)
185,000 190,135
NuStar Logistics LP
5.625%, 04/28/27 247,000 249,127
6.000%, 06/01/26 25,000 25,098
Rockies Express Pipeline LLC
4.950%, 07/15/29
(a)
314,000 308,597
Sunoco LP
7.000%, 05/01/29
(a)
498,000 518,648
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 25,000 25,006
7.000%, 09/15/28
(a)
383,000 394,716
TransMontaigne Partners LLC
8.500%, 06/15/30
(a)
191,000 198,751
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
158,000 149,083
6.250%, 01/15/30
(a)
239,000 246,491
Venture Global LNG, Inc.
7.000%, 01/15/30
(a)
262,000 265,145
8.125%, 06/01/28
(a)
340,000 351,146
9.500%, 02/01/29
(a)
542,000 590,614
Total 5,867,445
Oil Field Services 2.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
493,000 495,116
6.875%, 04/01/27
(a)
39,000 39,056
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
617,000 638,713
Nabors Industries, Inc.
7.375%, 05/15/27
(a)
257,000 254,001
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
222,571 227,660
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 09/01/27 342,000 343,041
7.125%, 03/15/29
(a)
241,000 247,035
Total 2,244,622
Other Industry 1.0%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
604,000 596,662
6.625%, 04/15/30
(a)
240,000 249,249
6.625%, 06/15/29
(a)
189,000 194,257
Total 1,040,168
Other REIT 1.9%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
401,000 395,001
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.750%, 06/15/29
(a)
151,000 147,055
5.250%, 10/01/25
(a)
201,000 200,997
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
5.875%, 10/01/28
(a)
749,000 747,825
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
282,000 291,970
RLJ Lodging Trust LP
3.750%, 07/01/26
(a)
149,000 147,516
Total 1,930,364
Packaging 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
324,000 305,893
4.000%, 09/01/29
(a)
280,000 255,508
6.000%, 06/15/27
(a)
290,000 290,800
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
196,000 198,798
8.750%, 04/15/30
(a)
192,000 196,347
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 48,747
5.000%, 04/15/29
(a)
101,000 99,937
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
290,000 294,015
Total 1,690,045
Pharmaceuticals 0.3%
Grifols SA
4.750%, 10/15/28
(a)
156,000 149,687
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
106,000 101,886
Total 251,573
Property & Casualty 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
102,000 100,025
6.750%, 10/15/27
(a)
366,000 366,614
6.750%, 04/15/28
(a)
927,000 942,145
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
338,000 344,463
AssuredPartners , Inc.
5.625%, 01/15/29
(a)
61,000 60,990
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
251,000 248,091
HUB International Ltd.
5.625%, 12/01/29
(a)
251,000 250,475
7.250%, 06/15/30
(a)
232,000 242,488
Total 2,555,291
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
561,000 550,527
6.125%, 06/15/29
(a)
380,000 390,404
Total 940,931
Retailers 2.8%
Asbury Automotive Group, Inc.
4.500%, 03/01/28 303,000 299,598
4.625%, 11/15/29
(a)
156,000 150,628
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 50,247
7.500%, 06/15/29 94,000 96,507
Belron UK Finance PLC
5.750%, 10/15/29
(a)
99,000 99,714

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
6 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
205,000 198,116
6.375%, 01/15/30
(a)
238,000 244,944
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
308,000 299,475
Lithia Motors, Inc.
3.875%, 06/01/29
(a)
317,000 302,536
4.625%, 12/15/27
(a)
297,000 294,523
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
306,000 298,262
7.750%, 02/15/29
(a)
350,000 340,868
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
169,000 151,461
Total 2,826,879
Technology 10.4%
Block, Inc.
2.750%, 06/01/26 306,000 299,512
Camelot Finance SA
4.500%, 11/01/26
(a)
44,000 43,407
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
291,000 240,856
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
46,000 37,487
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
369,000 347,810
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,132,000 1,142,295
9.000%, 09/30/29
(a)
287,000 297,556
Ellucian Holdings, Inc.
6.500%, 12/01/29
(a)
442,000 452,316
Entegris , Inc.
3.625%, 05/01/29
(a)
331,000 313,735
4.375%, 04/15/28
(a)
410,000 398,977
Gen Digital, Inc.
6.750%, 09/30/27
(a)
194,000 197,512
HealthEquity , Inc.
4.500%, 10/01/29
(a)
331,000 321,736
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.625%, 05/01/28
(a)
314,000 297,192
8.750%, 05/01/29
(a)
194,000 199,497
ION Trading Technologies Sarl
5.750%, 05/15/28
(a)
226,000 218,556
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
379,000 376,672
5.000%, 07/15/28
(a)
25,000 24,798
5.250%, 03/15/28
(a)
746,000 741,537
7.000%, 02/15/29
(a)
425,000 439,607
NCR Atleos Corp.
9.500%, 04/01/29
(a)
900,000 985,135
NCR Voyix Corp.
5.000%, 10/01/28
(a)
653,000 645,945
5.125%, 04/15/29
(a)
355,000 349,739
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
176,000 171,387
Open Text Corp.
3.875%, 02/15/28
(a)
410,000 397,649
Sensata Technologies BV
4.000%, 04/15/29
(a)
316,000 300,438
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
296,000 296,108
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Synaptics , Inc.
4.000%, 06/15/29
(a)
368,000 348,766
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
666,000 626,619
Total 10,512,844
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
57,000 55,316
5.375%, 03/01/29
(a)
208,000 200,438
5.750%, 07/15/27
(a)
300,000 298,589
Total 554,343
Wirelines 0.4%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 100,039
Iliad Holding SASU
7.000%, 10/15/28
(a)
340,000 346,085
Total 446,124
Total Corporate Bonds
(Cost $97,090,238) 97,912,210
Money Market Funds 2.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.110%
(d)
2,248,412 2,248,412
Total Money Market Funds
(Cost $2,248,412) 2,248,412
Total Investments in Securities
(Cost $99,338,650) 100,160,622
Other Assets & Liabilities, Net 1,152,735
Net Assets 101,313,357

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
June 30, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 7
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to
$88,704,709, which represents 87.55% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Represents a security purchased on a when-issued basis.
(d) The rate shown is the seven-day current annualized yield at June 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia U.S. High Yield ETF | 2025
Corporate Bonds   96.6%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 3.0%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 51,798
Bombardier, Inc.
7.000%, 06/01/32
(a)
50,000 52,090
8.750%, 11/15/30
(a)
200,000 216,635
Spirit AeroSystems , Inc.
4.600%, 06/15/28 50,000 49,044
9.750%, 11/15/30
(a)
50,000 55,215
TransDigm , Inc.
4.625%, 01/15/29 50,000 49,048
4.875%, 05/01/29 100,000 98,165
6.000%, 01/15/33
(a)
100,000 100,561
6.375%, 03/01/29
(a)
50,000 51,415
6.375%, 05/31/33
(a)
200,000 200,936
6.625%, 03/01/32
(a)
100,000 103,575
6.750%, 08/15/28
(a)
50,000 51,067
6.875%, 12/15/30
(a)
75,000 77,819
7.125%, 12/01/31
(a)
100,000 104,809
Total 1,262,177
Airlines 0.7%
Allegiant Travel Co.
7.250%, 08/15/27
(a)
50,000 49,992
American Airlines, Inc.
8.500%, 05/15/29
(a)
50,000 52,391
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
16,667 16,663
5.750%, 04/20/29
(a)
100,000 100,233
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
100,000 97,348
Total 316,627
Automotive 2.2%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 51,462
7.500%, 02/15/33
(a)
50,000 51,176
8.250%, 04/15/31
(a)
75,000 78,781
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
50,000 45,855
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
75,000 76,991
6.750%, 02/15/30
(a)
100,000 103,984
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
50,000 52,047
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 65,000 64,778
5.000%, 07/15/29 50,000 48,864
5.250%, 04/30/31 100,000 95,981
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
75,000 76,425
Nissan Motor Acceptance Co. LLC
2.750%, 03/09/28
(a)
100,000 91,190
Phinia , Inc.
6.750%, 04/15/29
(a)
50,000 51,559
Tenneco, Inc.
8.000%, 11/17/28
(a)
50,000 49,441
Total 938,534
Banking 0.8%
Ally Financial, Inc.
6.646%, (US 5 Year CMT T-Note +
2.450%), 01/17/40
(b)
170,000 167,058
6.700%, 02/14/33 50,000 52,024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Synchrony Financial
7.250%, 02/02/33 120,000 125,548
Total 344,630
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC
6.250%, 03/01/28
(a)
125,000 125,308
Aretec Group, Inc.
10.000%, 08/15/30
(a)
50,000 54,933
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
50,000 46,875
3.625%, 10/01/31
(a)
50,000 44,698
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
50,000 51,052
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
120,000 115,697
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
40,000 40,354
7.125%, 04/30/31
(a)
50,000 52,562
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 52,421
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
50,000 52,464
Total 636,364
Building Materials 2.8%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
150,000 138,907
5.000%, 03/01/30
(a)
50,000 49,081
6.375%, 03/01/34
(a)
75,000 76,403
Masterbrand, Inc.
7.000%, 07/15/32
(a)
50,000 51,092
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
200,000 205,786
6.750%, 03/01/33
(a)
50,000 51,576
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
200,000 206,485
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
150,000 157,366
Standard Building Solutions, Inc.
6.500%, 08/15/32
(a)
50,000 51,186
Standard Industries, Inc.
3.375%, 01/15/31
(a)
50,000 44,905
4.375%, 07/15/30
(a)
100,000 94,646
White Cap Buyer LLC
6.875%, 10/15/28
(a)
45,000 44,922
Total 1,172,355
Cable and Satellite 5.1%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 39,378
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
200,000 186,634
4.250%, 01/15/34
(a)
150,000 133,502
4.500%, 08/15/30
(a)
170,000 162,029
4.500%, 06/01/33
(a)
100,000 91,426
4.500%, 05/01/32 200,000 186,134
4.750%, 02/01/32
(a)
100,000 94,793
5.000%, 02/01/28
(a)
100,000 99,087
5.125%, 05/01/27
(a)
150,000 149,488
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 49,229
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
200,000 199,316

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
10.000%, 02/15/31
(a)
110,000 106,822
DISH Network Corp.
11.750%, 11/15/27
(a)
105,000 108,108
EchoStar Corp.
Series ., 10.750%, 11/30/29 158,491 162,943
Sirius XM Radio LLC
4.125%, 07/01/30
(a)
100,000 91,958
5.500%, 07/01/29
(a)
150,000 148,856
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
100,000 96,037
Viasat , Inc.
5.625%, 04/15/27
(a)
50,000 49,823
Total 2,155,563
Chemicals 3.7%
Celanese US Holdings LLC
6.500%, 04/15/30 25,000 25,577
6.580%, 07/15/29 25,000 26,066
6.629%, 07/15/32 50,000 52,257
6.750%, 04/15/33 125,000 126,283
6.850%, 11/15/28 25,000 26,266
7.050%, 11/15/30 50,000 52,614
7.200%, 11/15/33 100,000 106,205
Chemours Co. (The)
4.625%, 11/15/29
(a)
50,000 43,582
8.000%, 01/15/33
(a)
100,000 93,569
Element Solutions, Inc.
3.875%, 09/01/28
(a)
50,000 48,370
INEOS Finance PLC
7.500%, 04/15/29
(a)
75,000 75,218
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
75,000 75,971
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 47,646
Methanex Corp.
5.125%, 10/15/27 50,000 49,785
Olin Corp.
6.625%, 04/01/33
(a)
100,000 98,525
Olympus Water US Holding Corp.
9.750%, 11/15/28
(a)
100,000 105,295
Parkland Corp.
4.625%, 05/01/30
(a)
75,000 71,832
Scih Salt Holdings, Inc.
4.875%, 05/01/28
(a)
50,000 48,626
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
65,000 62,984
Tronox , Inc.
4.625%, 03/15/29
(a)
200,000 172,515
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 53,584
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
100,000 90,528
Total 1,553,298
Construction Machinery 1.7%
EquipmentShare.Com, Inc.
8.625%, 05/15/32
(a)
75,000 79,844
9.000%, 05/15/28
(a)
75,000 79,290
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
50,000 49,980
6.625%, 06/15/29
(a)
50,000 51,326
7.000%, 06/15/30
(a)
100,000 104,700
7.250%, 06/15/33
(a)
100,000 104,803
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
RB Global Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 52,571
Terex Corp.
6.250%, 10/15/32
(a)
100,000 100,217
United Rentals North America, Inc.
3.750%, 01/15/32 50,000 45,931
6.125%, 03/15/34
(a)
50,000 51,569
Total 720,231
Consumer Cyclical Services 3.0%
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
100,000 104,541
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
50,000 48,506
4.625%, 06/01/28
(a)
50,000 48,466
Arches Buyer, Inc.
6.125%, 12/01/28
(a)
100,000 92,030
ASGN, Inc.
4.625%, 05/15/28
(a)
50,000 48,786
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
50,000 44,891
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(a)
100,000 100,847
Garda World Security Corp.
6.000%, 06/01/29
(a)
75,000 73,174
8.375%, 11/15/32
(a)
50,000 51,369
GEO Group, Inc. (The)
10.250%, 04/15/31 50,000 54,859
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 49,937
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
50,000 48,767
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
12,000 12,063
6.250%, 01/15/28
(a)
100,000 100,229
Raven Acquisition Holdings LLC
6.875%, 11/15/31
(a)
125,000 124,912
Service Corp. International
4.000%, 05/15/31 125,000 117,130
Staples, Inc.
10.750%, 09/01/29
(a)
100,000 94,979
Wash Multifamily Acquisition, Inc.
5.750%, 04/15/26
(a)
50,000 49,864
Total 1,265,350
Consumer Products 1.3%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
50,000 41,003
Edgewell Personal Care Co.
5.500%, 06/01/28
(a)
75,000 74,647
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 71,026
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,654
6.625%, 09/15/29 100,000 99,043
7.000%, 04/01/46 100,000 85,146
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 49,129
Somnigroup International, Inc.
3.875%, 10/15/31
(a)
75,000 68,173
Total 538,821

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
10 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Diversified Manufacturing 1.6%
Chart Industries, Inc.
7.500%, 01/01/30
(a)
50,000 52,370
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
115,000 117,680
6.750%, 07/15/31
(a)
50,000 51,763
Griffon Corp.
5.750%, 03/01/28 100,000 99,898
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
50,000 52,269
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 49,133
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
50,000 49,881
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
50,000 51,481
6.375%, 03/15/33
(a)
100,000 103,334
6.625%, 03/15/32
(a)
50,000 51,966
Total 679,775
Electric 3.1%
AES Corp./ (The)
6.950%, (US 5 Year CMT T-Note +
2.890%), 07/15/55
(b)
50,000 48,895
7.600%, (US 5 Year CMT T-Note +
3.201%), 01/15/55
(b)
100,000 103,268
Algonquin Power & Utilities Corp.
4.750%, (US 5 Year CMT T-Note +
3.249%), 01/18/82
(b)
100,000 97,190
Calpine Corp.
4.625%, 02/01/29
(a)
100,000 98,678
5.125%, 03/15/28
(a)
50,000 49,953
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
50,000 45,895
Edison International
8.125%, (US 5 Year CMT T-Note +
3.864%), 06/15/53
(b)
100,000 96,690
Lightning Power LLC
7.250%, 08/15/32
(a)
50,000 52,623
Long Ridge Energy LLC
8.750%, 02/15/32
(a)
48,000 49,872
NRG Energy, Inc.
3.375%, 02/15/29
(a)
50,000 47,182
3.625%, 02/15/31
(a)
50,000 46,034
5.750%, 07/15/29
(a)
50,000 50,064
PG&E Corp.
5.000%, 07/01/28 100,000 97,406
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
50,000 47,887
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
120,000 116,929
6.875%, 04/15/32
(a)
100,000 104,555
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29
(a)
170,000 174,287
Total 1,327,408
Environmental 0.5%
Clean Harbors, Inc.
6.375%, 02/01/31
(a)
50,000 51,174
GFL Environmental, Inc.
4.750%, 06/15/29
(a)
50,000 49,278
6.750%, 01/15/31
(a)
75,000 78,397
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wrangler Holdco Corp.
6.625%, 04/01/32
(a)
50,000 52,069
Total 230,918
Finance Companies 4.6%
Enova International, Inc.
9.125%, 08/01/29
(a)
50,000 52,642
FirstCash , Inc.
5.625%, 01/01/30
(a)
100,000 99,800
Fortress Transportation And Infrastructure Investors LLC
7.000%, 05/01/31
(a)
50,000 51,718
7.000%, 06/15/32
(a)
50,000 51,643
7.875%, 12/01/30
(a)
100,000 105,979
Freedom Mortgage Corp.
6.625%, 01/15/27
(a)
50,000 50,130
12.000%, 10/01/28
(a)
100,000 107,533
12.250%, 10/01/30
(a)
50,000 55,439
Freedom Mortgage Holdings LLC
8.375%, 04/01/32
(a)
50,000 50,458
9.250%, 02/01/29
(a)
25,000 25,961
goeasy Ltd.
7.625%, 07/01/29
(a)
65,000 67,023
Nationstar Mortgage Holdings, Inc.
6.500%, 08/01/29
(a)
100,000 102,090
7.125%, 02/01/32
(a)
25,000 25,973
Navient Corp.
4.875%, 03/15/28 50,000 49,257
Series MTN, 5.625%, 08/01/33 25,000 22,962
9.375%, 07/25/30 100,000 110,288
OneMain Finance Corp.
3.875%, 09/15/28 50,000 47,907
5.375%, 11/15/29 150,000 147,567
6.625%, 05/15/29 100,000 102,838
7.125%, 11/15/31 100,000 103,990
7.875%, 03/15/30 50,000 53,114
PennyMac Financial Services, Inc.
7.875%, 12/15/29
(a)
100,000 106,312
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
60,000 63,093
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 46,355
4.000%, 10/15/33
(a)
100,000 89,432
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
100,000 97,176
5.750%, 06/15/27
(a)
50,000 49,878
Total 1,936,558
Food and Beverage 2.6%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
100,000 99,553
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 48,202
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 52,172
Chobani Holdco II LLC
8.750%, 10/01/29
(a),(c)
50,000 53,615
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 50,674
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 46,800
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
50,000 48,232
5.500%, 10/15/27
(a)
50,000 49,948

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.125%, 09/15/32
(a)
100,000 102,372
Post Holdings, Inc.
4.500%, 09/15/31
(a)
50,000 46,453
4.625%, 04/15/30
(a)
150,000 144,280
5.500%, 12/15/29
(a)
100,000 99,603
6.250%, 02/15/32
(a)
50,000 51,434
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,
Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 47,307
United Natural Foods, Inc.
6.750%, 10/15/28
(a)
75,000 74,086
US Foods, Inc.
4.625%, 06/01/30
(a)
100,000 97,399
Total 1,112,130
Foreign Government Obligations 0.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
200,000 193,852
Gaming 3.3%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 47,935
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
50,000 47,723
6.000%, 10/15/32
(a)
50,000 49,005
6.500%, 02/15/32
(a)
75,000 76,896
7.000%, 02/15/30
(a)
100,000 103,610
8.125%, 07/01/27
(a)
100,000 100,033
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
50,000 49,901
5.750%, 04/01/30
(a)
50,000 50,174
6.750%, 05/01/31
(a)
100,000 102,773
International Game Technology PLC
5.250%, 01/15/29
(a)
50,000 49,556
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
50,000 51,502
7.500%, 09/01/31
(a)
100,000 104,631
MGM Resorts International
4.750%, 10/15/28 50,000 49,382
6.500%, 04/15/32 125,000 127,014
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
50,000 48,160
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.250%, 04/15/30
(a)
50,000 51,592
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
50,000 48,166
Station Casinos LLC
4.625%, 12/01/31
(a)
100,000 93,655
Voyager Parent LLC
9.250%, 07/01/32
(a)
50,000 52,113
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
50,000 50,033
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(a)
50,000 49,609
Total 1,403,463
Health Care 6.4%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 47,543
Avantor Funding, Inc.
3.875%, 11/01/29
(a)
100,000 94,661
4.625%, 07/15/28
(a)
100,000 98,218
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
100,000 104,474
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Charles River Laboratories International, Inc.
4.000%, 03/15/31
(a)
50,000 45,803
Chs /Community Health Systems, Inc.
4.750%, 02/15/31
(a)
100,000 85,831
CHS/Community Health Systems, Inc.
5.250%, 05/15/30
(a)
100,000 88,636
5.625%, 03/15/27
(a)
50,000 49,205
6.000%, 01/15/29
(a)
50,000 48,242
6.875%, 04/15/29
(a)
50,000 39,862
10.875%, 01/15/32
(a)
100,000 105,860
CVS Health Corp.
6.750%, (US 5 Year CMT T-Note +
2.516%), 12/10/54
(b)
100,000 100,448
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
50,000 51,676
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 95,832
6.750%, 07/15/33
(a)
50,000 51,624
6.875%, 09/01/32
(a)
100,000 103,697
Embecta Corp.
5.000%, 02/15/30
(a)
50,000 45,159
Fortrea Holdings, Inc.
7.500%, 07/01/30
(a)
50,000 45,297
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
150,000 162,383
11.000%, 10/15/30
(a)
75,000 82,882
Medline Borrower LP
3.875%, 04/01/29
(a)
200,000 192,028
5.250%, 10/01/29
(a)
225,000 223,267
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
100,000 99,247
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 52,660
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
75,000 76,470
Tenet Healthcare Corp.
4.375%, 01/15/30 50,000 48,448
5.125%, 11/01/27 120,000 119,761
6.125%, 10/01/28 100,000 100,125
6.125%, 06/15/30 150,000 152,604
6.750%, 05/15/31 100,000 103,478
Total 2,715,421
Healthcare Insurance 0.1%
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 46,112
Healthcare REIT 0.3%
Diversified Healthcare Trust
4.375%, 03/01/31 20,000 16,879
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, 02/15/32
(a)
100,000 104,714
Total 121,593
Home Construction 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
75,000 67,444
Century Communities, Inc.
3.875%, 08/15/29
(a)
50,000 46,284
Mattamy Group Corp.
5.250%, 12/15/27
(a)
50,000 49,756
Total 163,484

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
12 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Independent Energy 4.1%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
50,000 50,037
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
125,000 128,144
8.750%, 07/01/31
(a)
150,000 151,845
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 50,189
Crescent Energy Finance LLC
7.625%, 04/01/32
(a)
100,000 97,675
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 02/01/31
(a)
50,000 48,366
6.000%, 04/15/30
(a)
50,000 48,700
6.250%, 04/15/32
(a)
50,000 47,802
6.875%, 05/15/34
(a)
150,000 143,821
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
50,000 49,091
Matador Resources Co.
6.250%, 04/15/33
(a)
50,000 49,712
6.500%, 04/15/32
(a)
50,000 49,998
McAfee Corp.
6.750%, 03/01/29
(a)
75,000 75,208
MEG Energy Corp.
5.875%, 02/01/29
(a)
75,000 74,909
Murphy Oil Corp.
6.000%, 10/01/32 100,000 95,530
Northern Oil & Gas, Inc.
8.125%, 03/01/28
(a)
50,000 50,425
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
100,000 100,366
6.250%, 02/01/33
(a)
50,000 50,459
7.000%, 01/15/32
(a)
50,000 51,828
Range Resources Corp.
8.250%, 01/15/29 50,000 51,366
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
48,000 47,669
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 49,830
7.000%, 08/01/32
(a)
50,000 49,326
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 51,036
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 48,473
Vital Energy, Inc.
7.875%, 04/15/32
(a)
50,000 42,701
Total 1,754,506
Leisure 2.5%
Carnival Corp.
5.750%, 03/01/27
(a)
50,000 50,403
5.750%, 03/15/30
(a)
100,000 101,746
6.000%, 05/01/29
(a)
100,000 101,003
6.125%, 02/15/33
(a)
100,000 102,223
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
50,000 51,956
Life Time, Inc.
6.000%, 11/15/31
(a)
50,000 50,853
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
100,000 98,896
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
8,000 8,011
6.750%, 02/01/32
(a)
150,000 153,232
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.750%, 02/15/29
(a)
100,000 106,339
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 50,775
Six Flags Entertainment Corp.
7.250%, 05/15/31
(a)
50,000 51,375
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
50,000 51,598
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 53,886
VOC Escrow Ltd.
5.000%, 02/15/28
(a)
50,000 49,733
Total 1,082,029
Life Insurance 0.4%
Aph Somerset Investor 2 LLC / Aph2 Somerset Investor 2 LLC / Aph3
Somerset Inves
7.875%, 11/01/29
(a)
129,000 131,968
Global Atlantic Fin Co.
7.950%, (US 5 Year CMT T-Note +
3.608%), 10/15/54
(a),(b)
50,000 52,016
Total 183,984
Lodging 0.8%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
65,000 58,848
4.000%, 05/01/31
(a)
25,000 23,502
5.875%, 03/15/33
(a)
25,000 25,476
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
120,000 121,921
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
4.875%, 07/01/31
(a)
50,000 46,069
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 48,136
Total 323,952
Media and Entertainment 3.4%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
100,000 103,719
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
50,000 49,421
7.500%, 06/01/29
(a)
100,000 92,467
9.000%, 09/15/28
(a)
50,000 52,392
Gray Media, Inc.
10.500%, 07/15/29
(a)
150,000 161,182
Lamar Media Corp.
3.625%, 01/15/31 65,000 59,991
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 50,188
8.000%, 08/01/29
(a)
75,000 76,301
Nexstar Media, Inc.
5.625%, 07/15/27
(a)
100,000 99,753
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30
(a)
50,000 47,789
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
50,000 48,989
ROBLOX Corp.
3.875%, 05/01/30
(a)
75,000 70,868
Sinclair Television Group, Inc.
8.125%, 02/15/33
(a)
125,000 126,608

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Snap, Inc.
6.875%, 03/01/33
(a)
125,000 128,195
TEGNA, Inc.
4.625%, 03/15/28 100,000 97,231
Univision Communications, Inc.
4.500%, 05/01/29
(a)
50,000 45,497
6.625%, 06/01/27
(a)
50,000 49,879
7.375%, 06/30/30
(a)
50,000 49,119
8.000%, 08/15/28
(a)
50,000 50,742
Total 1,460,331
Metals and Mining 1.3%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 52,431
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
50,000 56,131
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
100,000 98,471
7.000%, 03/15/32
(a)
100,000 94,335
7.500%, 09/15/31
(a)
50,000 48,226
Compass Minerals International, Inc.
6.750%, 12/01/27
(a)
16,000 16,133
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
100,000 93,394
Novelis Corp.
4.750%, 01/30/30
(a)
100,000 95,859
Total 554,980
Midstream 7.3%
AmeriGas Partners LP / Amerigas Finance Corp.
5.750%, 05/20/27 50,000 49,611
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/27
(a)
120,000 119,899
6.625%, 02/01/32
(a)
50,000 51,647
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 52,988
Buckeye Partners LP
6.875%, 07/01/29
(a)
100,000 103,570
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
250,000 246,905
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
100,000 103,829
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, 04/01/29
(a)
50,000 46,287
Genesis Energy LP / Genesis Energy Finance Corp.
8.250%, 01/15/29 50,000 52,275
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 52,815
Hess Midstream Operations LP
4.250%, 02/15/30
(a)
50,000 48,081
Howard Midstream Energy Partners LLC
8.875%, 07/15/28
(a)
100,000 104,958
ITT Holdings LLC
6.500%, 08/01/29
(a)
100,000 95,134
Kinetik Holdings LP
6.625%, 12/15/28
(a)
100,000 102,275
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 50,498
8.375%, 02/15/32
(a)
50,000 50,047
Nustar Logistics LP
6.375%, 10/01/30 150,000 155,429
Sunoco LP
6.250%, 07/01/33
(a)
100,000 101,651
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 05/01/29
(a)
50,000 52,073
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 48,068
7.000%, 09/15/28
(a)
75,000 77,294
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
50,000 49,709
6.000%, 12/31/30
(a)
50,000 49,096
TransMontaigne Partners LLC
8.500%, 06/15/30
(a)
50,000 52,029
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33
(a)
150,000 131,079
6.250%, 01/15/30
(a)
200,000 206,269
Venture Global LNG, Inc.
7.000%, 01/15/30
(a)
100,000 101,201
8.125%, 06/01/28
(a)
100,000 103,278
8.375%, 06/01/31
(a)
150,000 155,841
9.500%, 02/01/29
(a)
100,000 108,969
9.875%, 02/01/32
(a)
150,000 161,988
Venture Global Plaquemines LNG LLC
7.750%, 05/01/35
(a)
200,000 216,675
Total 3,101,468
Oil Field Services 1.6%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 50,967
Crescent Energy Finance LLC
7.375%, 01/15/33
(a)
50,000 47,850
Enerflex Ltd.
9.000%, 10/15/27
(a)
46,000 47,438
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
50,000 37,233
9.125%, 01/31/30
(a)
110,000 105,312
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 50,920
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
45,238 46,272
Transocean, Inc.
8.500%, 05/15/31
(a)
50,000 44,595
8.750%, 02/15/30
(a)
40,000 41,230
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
50,000 51,252
Valaris Ltd.
8.375%, 04/30/30
(a)
100,000 102,492
Weatherford International Ltd.
8.625%, 04/30/30
(a)
50,000 51,511
Total 677,072
Other Financial Institutions 1.2%
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
50,000 53,004
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
50,000 47,589
5.375%, 08/01/28
(a)
50,000 49,665
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 150,000 145,373
9.750%, 01/15/29 50,000 48,844
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 14,065
4.750%, 02/01/30 75,000 68,628
5.000%, 03/01/31 50,000 45,050
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
50,000 49,942
Total 522,160

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
14 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Industry 0.6%
Arcosa , Inc.
6.875%, 08/15/32
(a)
100,000 103,643
Brand Industrial Services, Inc.
10.375%, 08/01/30
(a)
75,000 69,142
Hillenbrand, Inc.
6.250%, 02/15/29 50,000 50,924
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
50,000 51,391
Total 275,100
Other REIT 1.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
4.875%, 05/15/29
(a)
100,000 96,801
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
100,000 102,830
Rithm Capital Corp.
8.000%, 04/01/29
(a)
100,000 101,025
Rlj Lodging Trust LP
4.000%, 09/15/29
(a)
50,000 46,672
Service Properties Trust
8.375%, 06/15/29 50,000 52,160
8.625%, 11/15/31
(a)
50,000 53,633
Starwood Property Trust, Inc.
7.250%, 04/01/29
(a)
100,000 105,279
XHR LP
4.875%, 06/01/29
(a)
75,000 72,689
Total 631,089
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 47,206
4.000%, 09/01/29
(a)
50,000 45,626
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,713
6.750%, 04/15/32
(a)
50,000 51,244
8.750%, 04/15/30
(a)
50,000 51,132
Labl , Inc.
5.875%, 11/01/28
(a)
50,000 43,748
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
125,000 127,143
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
115,000 117,915
Total 534,727
Paper 0.5%
Magnera Corp.
4.750%, 11/15/29
(a)
75,000 66,197
7.250%, 11/15/31
(a)
65,000 61,274
Veritiv Operating Co.
10.500%, 11/30/30
(a)
100,000 108,309
Total 235,780
Pharmaceuticals 1.5%
1261229 BC Ltd.
10.000%, 04/15/32
(a)
125,000 126,121
Bausch Health Cos., Inc.
4.875%, 06/01/28
(a)
100,000 84,046
11.000%, 09/30/28
(a)
25,000 24,783
Elanco Animal Health, Inc.
6.650%, 08/28/28 100,000 104,084
ENDO Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 53,020
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Grifols SA
4.750%, 10/15/28
(a)
100,000 95,953
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 48,059
5.125%, 04/30/31
(a)
50,000 43,408
7.875%, 05/15/34
(a)
50,000 45,128
Total 624,602
Property & Casualty 3.3%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 48,062
6.000%, 08/01/29
(a)
50,000 48,746
7.500%, 11/06/30
(a)
25,000 25,819
8.250%, 02/01/29
(a)
20,000 20,689
8.500%, 06/15/29
(a)
50,000 52,151
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, 10/01/31
(a)
50,000 51,008
6.750%, 10/15/27
(a)
100,000 100,168
6.750%, 04/15/28
(a)
50,000 50,817
7.000%, 01/15/31
(a)
50,000 51,726
7.375%, 10/01/32
(a)
15,000 15,477
Amwins Group, Inc.
4.875%, 06/30/29
(a)
50,000 48,585
Ardonagh Finco Ltd.
7.750%, 02/15/31
(a)
46,000 48,074
Ardonagh Group Finance Ltd.
8.875%, 02/15/32
(a)
45,000 47,353
AssuredPartners , Inc.
7.500%, 02/15/32
(a)
25,000 26,790
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance
7.125%, 05/15/31
(a)
75,000 78,018
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
65,000 64,247
HUB International Ltd.
5.625%, 12/01/29
(a)
20,000 19,958
7.250%, 06/15/30
(a)
150,000 156,781
7.375%, 01/31/32
(a)
150,000 156,916
Jones Deslauriers Insurance Management, Inc.
10.500%, 12/15/30
(a)
50,000 53,542
Liberty Mutual Group, Inc.
4.125%, (US 5 Year CMT T-Note +
3.315%), 12/15/51
(a),(b)
50,000 48,664
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
150,000 155,869
Usi , Inc./NY
7.500%, 01/15/32
(a)
20,000 21,107
Total 1,390,567
Railroads 0.5%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 51,087
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
150,000 156,606
Total 207,693
Refining 0.1%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 44,742
Restaurants 0.8%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
100,000 93,255
6.125%, 06/15/29
(a)
25,000 25,684

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
25,000 23,967
6.750%, 01/15/30
(a)
165,000 152,385
Yum! Brands, Inc.
5.375%, 04/01/32 50,000 50,070
Total 345,361
Retail REIT 0.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
50,000 49,784
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
38,000 36,965
Total 86,749
Retailers 4.1%
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
125,000 119,056
Bath & Body Works, Inc.
6.750%, 07/01/36 100,000 101,799
6.875%, 11/01/35 100,000 103,881
Carvana Co.
9.000%, 12/01/28
(a),(c)
67,971 69,750
9.000%, 06/01/31
(a),(c)
78,500 92,951
11.000%, 06/01/30
(a),(c)
50,000 52,581
Champions Financing, Inc.
8.750%, 02/15/29
(a)
50,000 48,190
Gap, Inc. (The)
3.875%, 10/01/31
(a)
50,000 44,778
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
50,000 48,321
6.375%, 01/15/30
(a)
50,000 51,459
Hanesbrands, Inc.
9.000%, 02/15/31
(a)
50,000 52,925
Kohl's Corp.
5.125%, 05/01/31 100,000 71,581
Lcm Investments Holdings II LLC
8.250%, 08/01/31
(a)
50,000 53,120
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
100,000 95,044
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29
(a)
50,000 49,150
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 51,303
Nordstrom, Inc.
5.000%, 01/15/44 50,000 34,680
Penske Automotive Group, Inc.
3.750%, 06/15/29 50,000 47,477
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
50,000 48,736
7.750%, 02/15/29
(a)
100,000 97,391
Qvc , Inc.
4.750%, 02/15/27 50,000 29,132
Sonic Automotive, Inc.
4.875%, 11/15/31
(a)
50,000 47,499
Victoria's Secret & Co.
4.625%, 07/15/29
(a)
75,000 69,964
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 50,000 47,800
8.125%, 08/15/29 50,000 53,035
Wand Newco 3, Inc.
7.625%, 01/30/32
(a)
50,000 52,563
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
100,000 89,622
Total 1,723,788
Supermarkets 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
6.250%, 03/15/33
(a)
50,000 51,607
Technology 7.2%
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
50,000 51,371
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
120,000 118,066
Block, Inc.
6.500%, 05/15/32 50,000 51,613
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 79,658
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 52,136
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
100,000 82,768
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
75,000 61,120
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 47,129
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
150,000 151,364
8.250%, 06/30/32
(a)
100,000 106,459
9.000%, 09/30/29
(a)
200,000 207,356
CommScope LLC
4.750%, 09/01/29
(a)
75,000 73,217
9.500%, 12/15/31
(a)
25,000 26,163
Conduent Business Services LLC / Conduent State & Local Solutions,
Inc.
6.000%, 11/01/29
(a)
50,000 47,814
CoreWeave , Inc.
9.250%, 06/01/30
(a)
50,000 51,119
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
50,000 52,452
Gen Digital, Inc.
6.250%, 04/01/33
(a)
100,000 102,800
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.750%, 05/01/29
(a)
100,000 102,834
Imola Merger Corp.
4.750%, 05/15/29
(a)
100,000 96,665
ION Trading Technologies Sarl
9.500%, 05/30/29
(a)
50,000 51,653
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
100,000 95,235
4.875%, 09/15/29
(a)
50,000 49,074
5.000%, 07/15/28
(a)
50,000 49,596
5.250%, 03/15/28
(a)
100,000 99,402
6.250%, 01/15/33
(a)
50,000 51,402
7.000%, 02/15/29
(a)
50,000 51,718
McAfee Corp.
7.375%, 02/15/30
(a)
120,000 113,281
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 54,730
NCR Voyix Corp.
5.125%, 04/15/29
(a)
15,000 14,778
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
125,000 121,724

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
16 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Open Text Corp.
3.875%, 12/01/29
(a)
50,000 47,111
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 47,245
Sabre GLBL, Inc.
10.750%, 11/15/29
(a)
54,000 55,514
Seagate HDD Cayman
9.625%, 12/01/32 50,000 56,615
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 45,635
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 51,966
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
150,000 150,055
6.500%, 06/01/32
(a)
50,000 51,909
Twilio , Inc.
3.875%, 03/15/31 50,000 46,788
UKG, Inc.
6.875%, 02/01/31
(a)
150,000 155,664
Xerox Holdings Corp.
8.875%, 11/30/29
(a)
50,000 37,755
Total 3,060,954
Transportation Services 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
50,000 48,182
8.000%, 02/15/31
(a)
50,000 51,756
Clue Opco LLC
9.500%, 10/15/31
(a)
35,000 37,098
Rand Parent LLC
8.500%, 02/15/30
(a)
100,000 100,327
Total 237,363
Wireless 0.2%
Rogers Communications, Inc.
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
50,000 51,139
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
50,000 50,538
Total 101,677
Wirelines 2.3%
Bell Telephone Co. of Canada or Bell Canada
7.000%, (US 5 Year CMT T-Note +
2.363%), 09/15/55
(b)
50,000 50,713
Consolidated Communications, Inc.
6.500%, 10/01/28
(a)
50,000 50,897
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
125,000 124,924
6.000%, 01/15/30
(a)
75,000 76,015
6.750%, 05/01/29
(a)
25,000 25,333
8.625%, 03/15/31
(a)
150,000 159,425
Level 3 Financing, Inc.
4.500%, 04/01/30
(a)
25,000 22,628
10.750%, 12/15/30
(a)
50,000 56,675
11.000%, 11/15/29
(a)
44,712 51,452
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, 04/15/28
(a)
75,000 73,460
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
120,000 127,144
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, 10/01/31
(a)
75,000 78,550
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
100,000 93,780
Total 990,996
Total Corporate Bonds
(Cost $40,652,908) 41,037,941
Money Market Funds 1.7%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.110%
(d)
739,977 739,977
Total Money Market Funds
(Cost $739,977) 739,977
Total Investments in Securities
(Cost $41,392,885) 41,777,918
Other Assets & Liabilities, Net 718,997
Net Assets 42,496,915

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
June 30, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 17
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to
$34,885,845, which represents 82.09% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at June 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT338_03_R01_(08/25)
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